ACCOUNTS RECEIVABLE (Schedule of Allowance for Doubtful Accounts) (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 HKD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Movement in allowance for doubtful accounts:
Balance at beginning of year	$ 34,366		$ 31,064	$ 21,397
Additional provision charged to expenses	31,695		30,025	18,649
Write-offs	(38,351)		(24,250)	(7,209)
Foreign currency translation adjustments	3,417		(2,473)	(1,773)
Balance at end of year	$ 31,127		$ 34,366	$ 31,064